Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 485,559	$ 433,712
Loans receivable, net, note 2	7,124,702	4,316,316
Other receivables	76,262	$ 25,882
Prepaid expenses	7,276
Property and equipment, net, note 3	28,511	$ 36,100
Security deposits	$ 35,839	39,329
Loan costs, net		77,781
TOTAL ASSETS	$ 7,758,149	4,929,120
LIABILITIES
Accounts payable and accrued expenses	96,441	172,139
Deferred rent	$ 11,522	28,429
CEO accrued consulting fees, note 10		106,588
Senior debt, note 4		2,230,000
TOTAL LIABILITIES	$ 107,963	$ 2,537,156
COMMITMENTS AND CONTINGENCIES, note 9
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value; 50,000,000 shares authorized, 1,160,000 and 2,400,000 shares issued and outstanding at December 31, 2015 and December 31, 2014 respectively, note 6	1,160	$ 2,400
Common stock, $0.001 par value; 3,000,000,000 shares authorized, 28,874,299 and 21,581,103 shares issued and outstanding at December 31, 2015 and December 31, 2014 respectively, note 6	2,165,405	2,158,111
Additional paid-in capital	26,025,071	$ 14,914,705
Prepaid preferred share redemption, note 13	(160,000)
Accumulated deficit	(20,381,450)	$ (14,683,252)
TOTAL STOCKHOLDERS' EQUITY	7,650,186	2,391,964
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 7,758,149	$ 4,929,120